Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Capitalized costs of oil and gas properties

	December 31,
	2011	2010
	(in thousands)
Mineral interests in properties:
Unproved properties	$424,610	$57,428
Proved properties	221,115	84,968
Wells and related equipment and facilities	349,533	55,938
Uncompleted wells, equipment and facilities	27,741	13,580
Advances	4,437	6

Total costs	1,027,436	211,920
Less accumulated depreciation and depletion	(64,471)	(22,008)

Net capitalized costs	$962,965	$189,912

Summary of outstanding potentially dilutive securities

	December 31,
	2011	2010
Warrants	13,526	963
Restricted Shares granted, not yet issued	38	118
Common Stock Options	12,566	12,781